CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Temporary Equity - 12 months ended Dec. 31, 2016 RUB in Millions, $ in Millions	USD ($)	RUB
Temporary Equity, beginning balance at Dec. 31, 2015	$ 0.0	RUB 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary Equity, Net Income		(15)
Temporary Equity, decrease in ownership in subsidiaries		221
Temporary Equity, change in fair value		1,300
Temporary Equity, Accretion of Dividends | $
Temporary Equity, ending balance at Dec. 31, 2016	$ 24.8	RUB 1,506